INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.INTANGIBLE ASSETS, NET

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,515
Software	65,001	106,071	15,379
Capitalized internal use software in progress	50,582	44,423	6,441
	126,032	160,943	23,335
Less: accumulated amortization	(70,348)	(85,390)	(12,381)
	55,684	75,553	10,954

Amortization expense of intangible assets was RMB12,334, RMB8,033 and RMB12,569 (US$1,822) for the years ended December 31, 2020, 2021 and 2022, respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
2023	26,809	3,887
2024	25,272	3,664
2025	19,028	2,759
2026	4,269	619
2027	175	25
	75,553	10,954

No impairment losses were recognized for the years ended December 31, 2020, 2021 and 2022, respectively.